Interests in Associates - Summary of Interests in Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Interests in associates	¥ 35,726	¥ 34,572	[1]
Unlisted equity investments at cost [member]
Disclosure of associates [line items]
Interests in associates	36,648	36,347
Share of post-acquisition changes in net assets [member]
Disclosure of associates [line items]
Interests in associates	¥ (922)	¥ (1,775)

[1]	restated